Organization and Principal Activities	12 Months Ended
May 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES
New Oriental Education & Technology Group Inc. (the “Company”) was incorporated in the Cayman Islands. The Company, its consolidated subsidiaries and its variable interest entities (the “VIEs”) and the VIEs’ subsidiaries and schools are collectively referred to as the “Group”.
The Group provides educational services in the People’s Republic of China (the “PRC”) primarily under the “New Oriental” brand. The Group offers a wide range of educational programs, services and products, consisting primarily of language training and test preparation, primary and secondary school education, online education, content development and distribution, overseas study consulting services, pre-school
education and study tour.
As of May 31, 2019, details of the Company’s major subsidiaries, its VIEs and the VIEs’ major subsidiaries and schools were as follows:

Name	Date of incorporation or acquisition	Place of incorporation (or establishment)/ operation	Legal ownership	Principal activity
Major subsidiaries of the Company:
Beijing Decision Education & Consulting Company Limited (“Beijing Decision”)	April 20, 2005	PRC	100%	Educational technology and management services
Beijing Judgment Education & Consulting Company Limited (“Beijing Judgment”)	April 20, 2005	PRC	100%	Educational consulting and software development
Beijing Hewstone Technology Company Limited (“Beijing Hewstone”)	April 20, 2005	PRC	100%	Educational software development
Elite Concept Holdings Limited (“Elite Concept”)	December 3, 2007	Hong Kong	100%	Educational consulting
Winner Park Limited (“Winner Park”)	December 9, 2008	Hong Kong	100%	Educational consulting
Smart Shine International Limited (“Smart Shine”)	December 9, 2008	Hong Kong	100%	Educational consulting
Beijing Pioneer Technology Company Limited (“Beijing Pioneer”)	January 8, 2009	PRC	100%	Educational software development
Shanghai Smart Words Software Technology Company Limited (“Shanghai Smart Words”)	December 8, 2010	PRC	100%	Educational consulting and software development
Beijing Smart Wood Software Technology Company Limited (“Beijing Smart Wood”)	December 21, 2011	PRC	100%	Educational consulting and software development
Beijing New Oriental Walkite International Education & Travel Co., Ltd.	May 22, 2012	PRC	100%	Study tour
Beijing Joy Tend Technology Company Limited (“Beijing Joy Tend”)	January 31, 2013	PRC	100%	Educational consulting and software development
Beijing Right Time Technology Company Limited (“Beijing Right Time”)	January 31, 2013	PRC	100%	Educational consulting and software development
Beijing Sincerity Technology Company Limited	January 31, 2013	PRC	100%	Education consulting and software development
Abundant State Limited (“Abundant”)	March 20, 2013	The British Virgin Islands (“BVI”)	100%	Educational consulting
Beijing Magnificence Technology Company Limited (“Beijing Magnificence”)	November 1, 2013	PRC	100%	Educational consulting and software development
Beijing Top Technology Company Limited (“Beijing Top”)	November 13, 2013	PRC	100%	Educational consulting and software development
Beijing Shenghe Technology Company Limited (“Beijing Shenghe”)	May 27, 2014	PRC	100%	Educational consulting and software development
Walkite International Academy Co., Ltd. (“Walkite UK”)	March 16, 2015	U.K.	100%	Study tour
Walkite International Academy (U.S.A.) Co., Ltd. (“Walkite US”)	April 13, 2015	U.S.A.	100%	Study tour
Beijing Jinghong Software Technology Company Limited (“Beijing Jinghong”)	September 18, 2016	PRC	100%	Educational consulting and software development
New Oriental Vision Overseas Consulting Australia Pty Ltd. (“Overseas AU”)	January 25, 2017	Australia	100%	Consulting
Zhuhai Zekai Software Technology Company Limited (“Zhuhai Zekai”)	June 26, 2017	PRC	100%	Educational consulting and software development
Major subsidiaries of the Company:
Garden House Limited (“Garden House”)	September 1, 2017	Hong Kong	70%	Pre-school education
One World Limited (“One World”)	September 1, 2017	Hong Kong	70%	Pre-school education
Blingabc Limited (“Blingabc”)	December 27, 2017	U.S.A.	100%	Educational consulting
Beijing Zhiyuan Hangcheng Software Technology Company Limited (“Beijing Zhiyuan Hangcheng”)	January 16, 2018	PRC	100%	Educational consulting and software development
Koolearn Technology Holding Limited (“Koolearn Holding”)	February 7, 2018	Cayman Islands	53.40%	Online education service
New Oriental Xuncheng Technology (HK) Limited (“Koolearn Tech”)	March 2, 2018	Hong Kong	53.40%	Online education service
Beijing Dexin Dongfang Network Technology Co., Ltd. (“Dexin Dongfang”)	March 21, 2018	PRC	53.40%	Educational consulting and software development
Beijing Chuangying Oriental Technology Co., LTD	September 21, 2018	PRC	100%	Software development, technology distribution services and computer device sales
Beijing Zhihong Oriental Technology Co., LTD	September 21, 2018	PRC	100%	Software development, technology distribution services and computer device sales
Tianjin Kuxue Dongfang Network Technology Co., Ltd.	December 10, 2018	PRC	53.40%	Educational software development and distribution and other consulting services
VIEs of the Company:
New Oriental Education & Technology Group Co., Ltd (“New Oriental China”)	August 2, 2001	PRC	N/A	Education consulting, software development and distributions and other services
Beijing New Oriental Xuncheng Network Technology Co., Ltd. (“Xuncheng”)	March 11, 2005	PRC	N/A	Online education service
Major subsidiaries and schools of the VIEs:
Beijing Haidian District Privately-Funded New Oriental School (“Beijing Haidian School”)	October 5, 1993	PRC	N/A	Language training and test preparation
Shanghai Yangpu District New Oriental Advanced Study School	June 1, 2000	PRC	N/A	Language training and test preparation
Wuhan New Oriental Training School	April 28, 2002	PRC	N/A	Language training and test preparation
Beijing New Oriental Yangzhou Foreign Language School	June 6, 2002	PRC	N/A	Primary and secondary school education
Major subsidiaries and schools of the VIEs:
Xi’an Yanta District New Oriental School	November 26, 2002	PRC	N/A	Language training and test preparation
Nanjing Gulou New Oriental Advanced Study School	November 28, 2002	PRC	N/A	Language training and test preparation
Beijing New Oriental Dogwood Cultural Communications Co., Ltd.	May 16, 2003	PRC	N/A	Content development and distribution
Chongqing New Oriental Training School	August 15, 2003	PRC	N/A	Language training and test preparation
Beijing New Oriental Vision Overseas Consultancy Co., Ltd.	February 19, 2004	PRC	N/A	Oversea study consulting service
Beijing New Oriental Dogwood, Bookstore, Audio & Video Co., Ltd.	March 2, 2004	PRC	N/A	Content development and distribution
Hangzhou New Oriental Advanced Study School	July 21, 2005	PRC	N/A	Language training and test preparation
Qingdao Happy Alice Kindergarten	November 29, 2005	PRC	N/A	Pre-school education
Suzhou New Oriental School	April 26, 2006	PRC	N/A	Language training and test preparation
Beijing New Oriental Stars Education & Consulting Co., Ltd	July 11, 2007	PRC	N/A	Pre-school education
Beijing Chaoyang District Kindergarten of Stars	November 20, 2007	PRC	N/A	Pre-school education
Xiamen Siming District New Oriental Education Training School	July 8, 2008	PRC	N/A	Language training and test preparation
Shanghai Vision Overseas Service Co., Ltd.	March 24, 2011	PRC	N/A	Oversea study consulting service
Beijing Management Software Training Institute(“CMSI”)	September 1, 2012	PRC	N/A	Primary and secondary school education
Beijing Dongfang Zhuoyong Investment Management Co., Ltd.	April 29, 2014	PRC	N/A	Investment management
New Oriental Vision Overseas Consulting (U.K.) Ltd (“Overseas UK”).	June 10, 2015	U.K .	N/A	Oversea study consulting service
Beijing New Oriental Vision Overseas Service Co., Ltd.	February 24, 2016	PRC	N/A	Oversea study consulting service
Beijing Dongfang Youbo Network Technology Co., Ltd. (“Dongfang Youbo”)	June 23, 2016	PRC	N/A	Online education service
Beijing Bright the Future Education & Technology Co., Ltd.	July 18, 2016	PRC	N/A	Consulting
Beijing Ainuo Shida Education & Technology Co., Ltd (“Ainuo Shida”)	December 1, 2016	PRC	N/A	Oversea study consulting service
Beijing Haiwei Career Service Co., Ltd(“Haiwei Career”).	June 9, 2017	PRC	N/A	Oversea study consulting service
Hangzhou Shengshen Technology Co., Ltd (“Hangzhou Shengshen”)	October 9, 2017	PRC	N/A	Language training and test preparation
Asia Pacific Montessori Education Co., Ltd. (“Asia Pacific”)	December 5, 2018	PRC	N/A	Pre-school education
Suzhou Hongyi Education Investment Co., Ltd (“Suzhou Hongyi”)	September 3, 2018	PRC	N/A	Pre-school education

The VIE arrangements
The PRC laws and regulations currently require any foreign entity that invests in the education business in China to be an educational institution with relevant experience in providing educational services outside of China. The Company’s offshore holding companies are not educational institutions and do not provide educational services outside of China. In addition, in the PRC, foreign ownership of high schools for students in grades ten to twelve is restricted and foreign ownership of primary and middle schools for students in grades one to nine is prohibited. Accordingly, the Company’s offshore holding companies are not allowed to directly own and operate schools in China. The Company conducts substantially all of its education business in China through contractual arrangements with its VIEs, New Oriental China and its subsidiaries and schools and Xuncheng and its subsidiaries. Since the operations of New Oriental China and its subsidiaries and schools and Xuncheng and its subsidiaries are closely interrelated and almost indistinguishable from one another, the risks and rewards associated with their operations are substantially the same. In addition, the Company consolidates New Oriental China, its subsidiaries and schools, Xuncheng and its subsidiaries as disclosed. Therefore, the Company aggregates the disclosures related to New Oriental China, its subsidiaries and schools, and Xuncheng and its subsidiaries as the VIEs in the Company’s consolidated financial statements. The VIEs hold the requisite licenses and permits necessary to conduct the Company’s education business. In addition, the VIEs hold leases and other assets necessary to operate the Company’s schools and learning centers, employ teachers and generate substantially all of the Company’s revenues.

VIE Arrangements between New Oriental China and the Company’s PRC subsidiaries
The Company and its wholly owned subsidiaries in China (the “WFOEs”) have entered into the following contractual arrangements with New Oriental China, New Oriental China’s subsidiaries and schools and New Oriental China’s shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, (2) receive substantially all of the economic benefits of the VIEs that could be significant to the VIEs and (3) have an exclusive option to purchase all or part of the equity interests in New Oriental China, when and to the extent permitted by PRC law, or request the existing shareholder of New Oriental China to transfer all or part of the equity interest in New Oriental China to another PRC person or entity designated by us at any time in the Company’s discretion. Accordingly, the Company is considered the primary beneficiary of the VIE and has consolidated the VIE’s financial results of operations, assets and liabilities in the Company’s consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIE, the Company believes the Company’s rights under the terms of the exclusive option agreement provide it with the substantive kick-out
rights. More specifically, the Company believes the terms of the exclusive option agreement are valid, binding and enforceable under the PRC laws and regulations currently in effect. The Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the option does not represent a financial barrier or disincentive for the Company to currently exercise its rights under the exclusive option agreement. A simple majority vote of the Company’s board of directors is required to pass a resolution to exercise the Company’s rights under the exclusive option agreement, for which Mr. Michael Minhong Yu (“Mr. Yu”)’s consent is not required. The Company’s rights under the exclusive option agreement give the Company the power to control the shareholders of New Oriental China and thus the power to direct the activities that most significantly impact the schools’ economic performance given that New Oriental China has the power to direct the activities of the schools via its sponsorship interest. In addition, the Company’s rights under the power of attorney also reinforce the Company’s abilities to direct the activities that most significantly impact the VIE’s economic performance. The Company also believes that this ability to exercise control ensures that the VIE will continue to execute and renew service agreements and pay service fees to the Company. By charging service fees in whatever amounts the Company deems fit, and by ensuring that service agreements are executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIE.
Service agreements.
There are four types of service agreements: (i) trademark license agreements, (ii) new enrollment system development service agreements, (iii) other operating service agreements, and (iv) sale of educational software agreements.

(i)
Trademark license agreements. Pursuant to the trademark license agreement dated May 13, 2006 between the Company as the licensor and New Oriental China as the licensee, the Company has licensed the trademarks to New Oriental China for its use in China. The Company has also allowed New Oriental China to enter into sub-license
agreements with its subsidiaries and schools pursuant to which each of the subsidiaries and schools may use the trademarks in China by paying license fees. This license is valid from May 14, 2006 to December 31, 2050, subject to the renewal every ten years
 upon the expiration of the trademark registration.

(ii)
New enrollment system development service agreements. Beijing Decision has entered into new enrollment system development service agreements with the schools of New Oriental China, under which Beijing Decision agreed to provide new enrollment system development and regular maintenance services to those schools of New Oriental China for a fee equal to the applicable fee rate multiplied by the number of new student enrollments. These agreements can be renewed by both parties to the agreements.

(iii)
Other operating service agreements. Pursuant to operating service agreements between certain WFOEs and the subsidiaries or schools of New Oriental China, the WFOEs have agreed to provide certain operating services to the subsidiaries or schools of New Oriental China for fees that are calculated based on a percentage, ranging from
2.0
% to
6.0
%, of respective revenues of each of the subsidiaries and schools. A majority of these agreements provide unlimited two-year
or five-year automatic renewal without consent of the WFOEs. The remaining agreements can be renewed by both parties to the agreements.

(iv)
Sale of educational software agreements. Eight WFOEs, namely Beijing Hewstone, Beijing Pioneer, Beijing Smart Wood, Beijing Joy Tend, Beijing Magnificence, Beijing Top, Beijng Shenghe and Beijing Jinghong, entered into agreements whereby the WFOEs sell various self-developed educational software to the subsidiaries or schools of New Oriental China. Except for four agreements that are silent on renewal, these agreements provide unlimited two-year
automatic renewal terms, and the subsidiaries and schools of New Oriental China cannot terminate the agreements without the consent of the WFOEs in China.

Master exclusive service agreement.
On September 19, 2014, Beijing Pioneer entered into a master exclusive service agreement with New Oriental China to enable the Company’s wholly owned subsidiaries in China to receive substantially all of the economic benefits of New Oriental China and its subsidiaries and schools. Under the master exclusive service agreement, Beijing Pioneer has the exclusive rights to provide or designate any entities affiliated with it to provide New Oriental China and its subsidiaries and schools the technical and business support services, including new enrollment system development service, sale of educational software and other operating services. Each service provider specified in the service agreement (iv) has the rights to determine the fees associated with the services it provides based on the technical difficulty and complexity of the services and the actual labor costs it incurs for providing the services during the relevant period. The term of this agreement is ten years
 and will be automatically extended upon expiration. Beijing Pioneer may terminate the agreement at any time with a
30
-day
prior written notice to New Oriental China, whereas none of New Oriental China and its subsidiaries and schools can terminate this agreement. The various existing service agreements mentioned in service agreements (i)~(iv) will remain effective after the inclusion of the master exclusive service agreement; however, if they have any conflict with the terms and conditions of the master exclusive service agreement, the master exclusive service agreement will prevail. The master exclusive service agreement was effective on September 19, 2014.
Equity pledge agreements
. Pursuant to the equity pledge agreements dated May 25, 2006 among New Oriental China, all of the shareholders of New Oriental China, Beijing Hewstone and Beijing Decision, each shareholder of New Oriental China agreed to pledge his or its equity interest in New Oriental China to Beijing Hewstone and Beijing Decision to secure the performance of the VIEs’ obligations under the existing service agreements and any such agreements to be entered into in the future. The shareholders of New Oriental China agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on their equity interests in New Oriental China without the prior written consent of Beijing Hewstone and Beijing Decision.
In January 2012, ten former shareholders of New Oriental China completed the transfer, for no consideration, of all of their equity interests in New Oriental China to Beijing Century Friendship Education Investment Co., Ltd. (“Century Friendship”), a PRC domestic enterprise controlled by the Company’s founder and chairman, Mr. Yu. Prior to the transfer, Century Friendship had held
53
% of the equity interests in New Oriental China while the ten former shareholders of New Oriental China held the remaining equity interests. In connection to the transfer, five
new equity pledge agreements dated April 23, 2012 were entered into among New Oriental China, Century Friendship and five WFOEs, whereby Century Friendship has agreed to pledge all of its equity interests in New Oriental China to the WFOEs to secure the VIEs’ performance of their obligations under the trademark license agreements, new enrollment system development service agreements, other operating service agreements and sale of educational software agreements. Century Friendship has agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on its equity interests in New Oriental China without the prior written consents of the WFOEs. The terms of the April 2012 equity pledge agreements are substantially the same as the 2006 equity pledge agreements.
In February 2017, as part of efforts to streamline the corporate structure, the Group removed Shanghai Smart Words as a party to the contractual arrangements with New Oriental China and its subsidiaries and schools and the shareholders. The rights and obligations of Shanghai Smart Words under these contractual arrangements have been assumed by Beijing Decision. The April 2012 equity pledge agreements have been amended to reflect the foregoing change while the terms of these agreements remain unchanged. The equity pledges of Century Friendship under the amended agreements have been registered with the Haidian District, Beijing branch of the State Administration of Industry and Commerce (the “SAIC”).
Exclusive option agreements
. Pursuant to the exclusive option agreements entered into on various dates, as amended on May 25, 2006, among the Company, New Oriental China and its shareholders, the shareholders of New Oriental China are obligated to sell to the Company, and the Company has an exclusive, irrevocable and unconditional rights to purchase, or cause the shareholders of New Oriental China to sell to the Company’s designated party, in the Company’s sole discretion, part or all of the shareholders’ equity interests in New Oriental China when and to the extent that applicable PRC law permits the Company to own part or all of such equity interests in New Oriental China. In addition, pursuant to the exclusive option agreements, the Company has an exclusive, irrevocable and unconditional right to request any existing shareholders of New Oriental China to transfer all or part of the equity interest in New Oriental China held by such shareholder to another PRC person or entity designated by the Company at any time in the discretion. The price to be paid by the Company or a PRC person or entity designated by the WFOEs will be the minimum amount of consideration permitted by applicable PRC law at the time when such share transfer occurs. As a result of the ten former shareholders of New Oriental China transferring all of their equity interests in New Oriental China to Century Friendship in January 2012, Century Friendship executed a new option agreement with Shanghai Smart Words and New Oriental China on April 23, 2012. The terms of this new option agreement are substantially the same as the 2006 exclusive option agreements.

On February 16, 2017, Beijing Decision entered into a new option agreement with Century Friendship and New Oriental China, replacing the previous option agreement dated April 23, 2012. Pursuant to the current option agreement, Century Friendship is obligated to sell to Beijing Decision, and Beijing Decision has an exclusive, irrevocable and unconditional rights to purchase from Century Friendship, in its sole discretion, part or of all of Century Friendship’s equity interests in New Oriental China when and to the extent that applicable PRC law permits it to own part or all of the equity interest in New Oriental China. In addition, Beijing Decision has an exclusive option to require Century Friendship to transfer all or part of Century Friendship’s equity interest in New Oriental China to another PRC person or entity designated by Beijing Decision at any time in its discretion. The purchase price to be paid by Beijing Decision will be the minimum amount of consideration permitted by applicable PRC law at the time when such share transfer occurs.
Power of Attorney.
On December 3, 2012, Century Friendship, in the capacity of the sole shareholder of New Oriental China, executed a proxy agreement and power of attorney with Beijing Pioneer, which is one of the Company’s wholly owned subsidiaries in China, and New Oriental China, whereby Century Friendship irrevocably appoints and constitutes Beijing Pioneer as its attorney-in-fact
to exercise on Century Friendship’s behalf any and all rights that Century Friendship has in respect of its equity interests in New Oriental China. This proxy agreement and power of attorney became effective on December 3, 2012 and replaces the powers of attorney executed by Century Friendship on April 23, 2012. The proxy agreement and power of attorney will remain effective as long as New Oriental China exists. Century Friendship does not have the rights to terminate the proxy agreement and power of attorney or revoke the appointment of the attorney-in-fact
without the prior written consent of Beijing Pioneer.
VIE Arrangements between Dexin Dongfang and Xuncheng
On May 10, 2018, Dexin Dongfang, a wholly-owned subsidiary of Koolearn Holding, entered into certain contractual arrangements (the “Contractual Arrangements”) with Xuncheng and the shareholders of Xuncheng, which enable Koolearn Holding to obtain control over Xuncheng, Beijing Kuxue Huisi Network Technology Co., Ltd. (“Kuxue Huisi”) and Dongfang Youbo (together the “Xuncheng VIE entities”).
The Contractual Arrangements include an Exclusive Management Consultancy and Business Cooperation Agreement, an Exclusive Call Option Agreement, an Equity Pledge Agreement, a Powers of Attorney and Dispute resolution and Letters of undertaking. The terms of these contractual agreements between Dexin Dongfang and Xuncheng are substantially similar to those agreements of New Oriental China described in the preceding paragraphs.
Through these Contractual Agreements, Dexin Dongfang has the ability to (1) expose, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over Xuncheng VIE entities; (2) exercise equity holders’ controlling voting rights of Xuncheng VIE entities; (3) receive substantially all of the economic benefits of Xuncheng VIE entities in consideration for the business support, technical and consulting services provided by Dexin Dongfang; (4) obtain an irrevocable and exclusive right to purchase all or part of equity interests in Xuncheng VIE entities from the respective equity holders at nil consideration or a minimum purchase price permitted under the PRC Laws; (5) obtain a pledge over the entire equity interest of Xuncheng from their equity holders as collateral security for all of Xuncheng VIE entities’ payments.
Risks in relation to the VIE structure
The Company believes that the contractual arrangements with its VIEs and their respective shareholders are in compliance with the PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of the PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company’s PRC subsidiaries and the VIEs;

•	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiaries and the VIEs;

•	limit the Group’s business expansion in China by way of entering into contractual arrangements;

•	impose fines or other requirements with which the Company’s PRC subsidiaries and the VIEs may not be able to comply;

•	require the Company or the Company’s PRC subsidiaries or the VIEs to restructure the relevant ownership structure or operations; or

•	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.

The Company’s ability to conduct its education business may be negatively affected if the PRC government were to carry out of any the aforementioned actions. As a result, the Company may not be able to consolidate its VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their respective shareholders and it may lose the ability to receive economic benefits from the VIEs. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiaries or the VIEs.
Mr. Yu is the controlling shareholder of Century Friendship, which owns all of the equity interests in New Oriental China, which in turn owns all of the equity interests in Xuncheng, and Mr. Yu is also a beneficial owner of the Company. The interests of Mr. Yu as the beneficial owner of the VIEs may differ from the interests of the Company as a whole, since Mr. Yu is one of the beneficial shareholders of the Company, holding
13.4
% of the total common shares outstanding as of May 31, 2019. The Company cannot assure that when conflicts of interest arise, Mr. Yu will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest Mr. Yu may encounter in his capacity as a beneficial owner and director of the VIEs, on the one hand, and as a beneficial owner and director of the Company, on the other hand. The Company believes Mr. Yu will not act contrary to any of the contractual arrangements and the exclusive option agreement provides the Company with a mechanism to remove Mr. Yu as a beneficial shareholder of the VIEs should he act to the detriment of the Company. The Company relies on Mr. Yu, as a director and the chairman of the Company, to fulfill his fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and Mr. Yu, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.
In addition, the current shareholders of New Oriental China and Xuncheng are also beneficial owners of the Company and therefore, have no current interest in seeking to act contrary to the contractual arrangements. However, to further protect the investors’ interest from any risk that the shareholders of New Oriental China may act contrary to the contractual arrangements, the Company, through Beijing Pioneer, entered into an irrevocable power of attorney with Century Friendship on December 3, 2012, which replaces the powers of attorney executed by Century Friendship on April 23, 2012. Through the power of attorney, Century Friendship entrusted Beijing Pioneer as its proxy to exercise its rights as the shareholder of New Oriental China with respect to an aggregate of 100% of the equity interests in New Oriental China.
The following financial statement balances and amounts of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the offshore companies, WFOEs and the VIEs in the Group:

	As of May 31,
	2018	2019
	US$	US$
Total current assets	2,081,374	2,179,752
Total non-current assets	750,316	957,650

Total assets	2,831,690	3,137,402

Total current liabilities	1,674,857	1,900,440
Total non-current liabilities	13,782	18,607

Total liabilities	1,688,639	1,919,047

	For the years ended May 31,
	2017	2018	2019
	US$	US$	US$
Net revenues	1,777,864	2,417,203	3,056,537
Net income	333,456	479,190	575,614
Net cash provided by operating activities	454,753	711,591	536,631
Net cash used in investing activities	(459,532)	(429,265)	(450,569)
Net cash provided by (used in) financing activities	4,250	(96,429)	(27,691)

The VIEs contributed an aggregate of
98.8
%,
98.8
% and
98.7
 % of the consolidated net revenues for the years ended May 31, 2017, 2018 and 2019, respectively. The Company’s operations not conducted through contractual arrangements with the VIEs primarily consist of the lease of its commercial property. As of the fiscal years ended May 31, 2018 and 2019, the VIEs accounted for an aggregate of
71.2
% and
67.5
%, respectively, of the consolidated total assets, and
95.8
% and
90.5
%, respectively, of the consolidated total liabilities. The assets not associated with the VIEs were primarily consist of cash and cash equivalents, prepaid expenses, short-term investments and long-term investments.

There are no consolidated VIEs’ assets that are collateralized for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.
Relevant PRC laws and regulations restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 26 for disclosure of restricted net assets.